Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 193,098
Deposits	[1]	949,887	$ 916,181
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		335,247	326,041
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		21,103	18,740
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		31,034	29,269
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		115,591	106,817
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 138	$ 156

[1]	Deposits denominated in U.S. dollars amount to $335,247 (October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,103 (October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $31,034 (October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,591 (October 31, 2022 – $106,817).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $138 (October 31, 2022 – $156) of non-interest-bearing deposits.